Estimates, Significant Accounting Policies and Balance Sheet Detials (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation	$ 170	$ 212
Deferred Tax Liabilities, Gross	4,802	4,355
Tangible Asset Impairment Charges	133	110
ARO Underlying Asset	14	18
Asset Retirement Obligation, Legally Restricted Assets, Fair Value	13	6
Impairment of Intangible Assets, Finite-lived		24
Inventory Write-down	(170)	104
Impairment losses	670	205
Goodwill, Written off Related to Sale of Business Unit	1,289	2,018
Long-term Debt, Fair Value	33,850	25,710
Goodwill acquired	428
Goodwill	3,897	5,428	$ 7,642
Long-term Debt	32,930	28,679
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	$ 0
Minimum [Member] | Customer relationships, contracts and agreements (3 to 46 years)
Useful Lives	3 years
Maximum [Member] | Customer relationships, contracts and agreements (3 to 46 years)
Useful Lives	46 years
Maximum [Member] | Patents [Member]
Useful Lives	10 years
Interstate Transportation and Storage [Member]
Impairment losses	$ (638)	(99)
Goodwill, Written off Related to Sale of Business Unit	0	0
Goodwill acquired	0
Goodwill	274	912	1,011
Midstream [Member]
Tangible Asset Impairment Charges	10
Impairment losses	(32)	0
Goodwill, Written off Related to Sale of Business Unit	0	0
Goodwill acquired	177
Goodwill	863	718	767
Retail Marketing [Member]
Excise Taxes Collected	$ 0	$ 1,850	$ 2,460